PROPERTY AND EQUIPMENT, NET (Details Narrative) - GBP (£)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Depreciation expense	£ 6,144	£ 5,726